Insurance Net Investment Result - Summary of Financial Transactions Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	€ 7,666	€ 7,043	€ (10,466)
Net fair value change of derivatives
Bifurcated embedded derivatives	3	5	29
Total	(35)		(129)
Realised gains and (losses) on financial investments
Debt securities and money market investments	(11)	(113)	(58)
Realised gains and (losses) on financial investments comprised of:
Investments measured at fair value through other comprehensive income ("FVOCI")	(11)	(113)	(58)
Investments measured at amortized cost	76,020	73,865
Other
Gains and (losses) on investments in real estate	1	(6)	(5)
Net foreign currency gains and (losses)	(2)	2	(1)
Total	0	(4)	(6)
Represented by:
Assets mandatorily measured at FVPL	14	3	3
Other (i.e. FVOCI)	(47)	(117)	(192)
Income Or Loss From Insurance And Investment Contracts [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	12,159	15,447	(39,427)
Net fair value change of derivatives
Economic hedges where no hedge accounting is applied	(311)	(114)	(1,080)
Bifurcated embedded derivatives		(1)	(1)
Change in fair value of hedges on guarantees in products with direct participating features	(1,297)	(1,085)	(3,093)
Ineffective portion of hedge transactions to which hedge accounting is applied		3	(3)
Total	(1,608)	(1,197)	(4,176)
Realised gains and (losses) on financial investments
Debt securities and money market investments	3	(16)	35
Realised gains and (losses) on financial investments comprised of:
Investments measured at fair value through other comprehensive income ("FVOCI")	(1)
Investments measured at amortized cost	4	(15)	36
Other
Gains and (losses) on investments in real estate	8	(46)	(56)
Net fair value change on investments in real estate	1	2	1
Net foreign currency gains and (losses)			37
Total	9	(44)	(18)
On December 31	10,563	14,190	(43,586)
Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	11,651	12,655	(21,256)
Net fair value change of derivatives
Economic hedges where no hedge accounting is applied	(167)	(95)	(333)
Change in fair value of hedges on guarantees in products with direct participating features	(1,297)	(1,085)	(3,093)
Total	(1,464)	(1,181)	(3,427)
Other
Gains and (losses) on investments in real estate	5	(28)	(33)
Net fair value change on investments in real estate	0
Total	5	(28)	(33)
On December 31	10,192	11,446	(24,716)
Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	(1,240)	1,404	(14,699)
Net fair value change of derivatives
Economic hedges where no hedge accounting is applied	(17)	29	(361)
Bifurcated embedded derivatives		(1)	(1)
Ineffective portion of hedge transactions to which hedge accounting is applied		3	(3)
Total	(17)	31	(364)
Realised gains and (losses) on financial investments
Debt securities and money market investments	3	(16)	35
Realised gains and (losses) on financial investments comprised of:
Investments measured at fair value through other comprehensive income ("FVOCI")	(1)
Investments measured at amortized cost	4	(15)	36
Other
Net fair value change on investments in real estate	1	2	1
Net foreign currency gains and (losses)			37
Total	1	2	38
On December 31	(1,253)	1,421	(14,990)
Income Or Loss From Insurance And Investment Contracts [Member] | Investment Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	1,748	1,388	(3,471)
Net fair value change of derivatives
Economic hedges where no hedge accounting is applied	(127)	(48)	(385)
Total	(127)	(48)	(385)
Other
Gains and (losses) on investments in real estate	3	(18)	(23)
Total	3	(18)	(23)
On December 31	1,624	1,322	(3,880)
Shares [member] | Income Or Loss From Insurance And Investment Contracts [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	1,632	1,225	(2,548)
Shares [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	996	800	(1,566)
Shares [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	(4)	13	(33)
Shares [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Investment Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	639	413	(950)
Debt Securities And Money Market Investments [member]
Realised gains and (losses) on financial investments
Debt securities and money market investments	(11)	(113)	(58)
Debt Securities And Money Market Investments [member] | Income Or Loss From Insurance And Investment Contracts [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	(1,416)	1,457	(16,847)
Realised gains and (losses) on financial investments
Debt securities and money market investments	(1)
Debt Securities And Money Market Investments [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	(164)	55	(1,153)
Debt Securities And Money Market Investments [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	(1,145)	1,366	(14,958)
Realised gains and (losses) on financial investments
Debt securities and money market investments	(1)
Debt Securities And Money Market Investments [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Investment Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	(107)	36	(737)
Unconsolidated Investment Funds [member] | Income Or Loss From Insurance And Investment Contracts [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	12,034	12,750	(20,360)
Unconsolidated Investment Funds [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	10,819	11,800	(18,538)
Unconsolidated Investment Funds [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss		11	(38)
Unconsolidated Investment Funds [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Investment Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	1,215	939	(1,785)
Loan [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Realised gains and (losses) on financial investments
Debt securities and money market investments	4	(15)	36
Loan [Member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Realised gains and (losses) on financial investments
Debt securities and money market investments	4	(15)	36
Other [member] | Income Or Loss From Insurance And Investment Contracts [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	(90)	15	329
Other [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	(90)	15	329
Assets designated at FVPL [member] | Income Or Loss From Insurance And Investment Contracts [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	13,280	13,435	(25,498)
Assets designated at FVPL [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	11,655	12,627	(21,289)
Assets designated at FVPL [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	(127)	(562)	(714)
Assets designated at FVPL [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Investment Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at fair value through profit or loss	1,751	1,370	(3,495)
Assets mandatorily measured at FVPL [member] | Income Or Loss From Insurance And Investment Contracts [Member]
Represented by:
Assets mandatorily measured at FVPL	(1,686)	(1,134)	(4,006)
Assets mandatorily measured at FVPL [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts With Direct Participating Features [Member]
Represented by:
Assets mandatorily measured at FVPL	(1,464)	(1,181)	(3,427)
Assets mandatorily measured at FVPL [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Represented by:
Assets mandatorily measured at FVPL	(96)	95	(194)
Assets mandatorily measured at FVPL [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Investment Contracts With Direct Participating Features [Member]
Represented by:
Assets mandatorily measured at FVPL	(127)	(48)	(385)
Other (FVOCI) [member]
Realised gains and (losses) on financial investments comprised of:
Investments measured at amortized cost	6,106	8,727
Other (FVOCI) [member] | Income Or Loss From Insurance And Investment Contracts [Member]
Represented by:
Other (i.e. FVOCI)	(1,030)	1,888	(14,081)
Other (FVOCI) [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Represented by:
Other (i.e. FVOCI)	€ (1,030)	€ 1,888	€ (14,081)